Consolidated statements of financial position - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Non-current assets
Intangible assets	€ 7,400	€ 9,194	€ 12,407
Property, plant and equipment	6,808	9,464	16,590
Right-of-use assets	15,351	18,904	22,120
Derivatives assets	510
Other assets	2,911	2,972	1,967
Non-current assets	32,980	40,534	53,084
Current assets
Inventories	1,819	3,869	11,405
Trade receivables and contract assets	16,548	23,462	28,988
Other assets	5,514	5,453	8,286
Cash and cash equivalents	35,951	17,818	48,156
Current assets	59,832	50,602	96,835
Assets	92,812	91,136	149,919
Equity
Issued capital	3,307	2,708	2,654
Capital reserve	145,369	133,897	125,916
Accumulated deficit and other reserves	(141,265)	(109,540)	(63,739)
Non-controlling interests	0	193	95
Equity	7,411	27,258	64,926
Non-current liabilities
Non-current loans	40,051		401
Lease liabilities	13,125	15,394	17,677
Deferred tax liabilities	35	79	207
Government grants	6,687	8,028	8,950
Derivative liabilities	376
Warrant liability	260
Other liabilities	202	960	640
Non-current liabilities	60,736	24,461	27,875
Current liabilities
Government grants	1,263	1,368	1,342
Current loans	4,635	3,815	2,492
Lease liabilities	2,311	3,330	3,528
Liabilities from income taxes	89	178	58
Trade payables	6,317	11,252	31,736
Other liabilities	10,050	19,474	17,962
Current liabilities	24,665	39,417	57,118
Equity and liabilities	€ 92,812	€ 91,136	€ 149,919